Label	Element	Value
Document And Entity Information [Abstract]	fcst_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2019
Registrant Name	dei_EntityRegistrantName	Fiera Capital Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001691994
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2019
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019